Taxation - Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current
Allowance for doubtful accounts	¥ 937	$ 144	¥ 84
Accrued staff cost	3,396	524	31,463
Accrued expenses	8,972	1,385	7,802
Revenue recognition	30,912	4,772	17,941
Tax losses	4,071	629	2,962
VAT refund	4,111	635	0
Less: Valuation allowances	(6,422)	(991)	(2,283)
Net current deferred tax assets	45,977	7,098	57,969
Non-current
Tax losses	17,239	2,661	5,324
Less: Valuation allowances	(17,239)	(2,661)	(5,324)
Net non-current deferred tax assets	0	0	0
Total deferred tax assets	45,977	7,098	57,969
Non-current
Intangible assets	8,539	1,318	9,677
Outside basis difference	481,371	74,311	498,700
Total non-current deferred tax liabilities	489,910	75,629	508,377
Total deferred tax liabilities	¥ 489,910	$ 75,629	¥ 508,377